Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents	187,777	187,777	289,676	289,676
Restricted cash	9,996	9,966	15,330	15,330
Investments	1,000	1,000	1,000	1,000
Debt	(1,766,043)	(1,765,726)	(1,400,094)	(1,399,447)

Schedule of Derivative Instruments - Statements of Financial Position Location
		Asset Derivatives		Liability Derivatives
		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	1.0	—	3,613	4,666
	Financial instruments—Fair Value, net of current portion	3,701	—	1,119	3,181

	Subtotal	3,702	—	4,732	7,847

		Asset Derivatives		Liability Derivatives
		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments—Fair value	—	—	—	1,040
Bunker swaps	Current portion of financial instruments—Fair value	1,014	—	—	—
Bunker swaps	Financial instruments—Fair Value, net of current portion	1,465	—	—
Bunker call options	Current portion of financial instruments—Fair value	1,307	28	—	—
Bunker call options	Financial instruments—Fair Value, net of current portion	—	126	—	—

	Subtotal	3,786	154	—	1,040

	Total derivatives	7,488	154	4,732	8,887

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)

	Gain/(Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)
Derivative		Amount
		2016	2015	2014
Interest rate swaps		3,015	(5,446)	(7,042)

Total		3,015	(5,446)	(7,042)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)

	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2016	2015	2014
Interest rate swaps	Depreciation expense	(156)	(154)	(154)
Interest rate swaps	Interest and finance costs, net	(3,243)	(2,996)	(3,388)

Total		(3,399)	(3,150)	(3,542)

Schedule of Derivatives Not Designated As Hedging Instruments - Net Realized and Unrealized Gain (Loss) Recognized on Statement Of Operations

	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income / (Loss) Location
Derivative		Amount
		2016	2015	2014
Interest rate swaps	Interest and finance costs, net	(47)	(24)	(1,272)
Bunker swaps	Interest and finance costs, net	2,586	(1,206)	(10,402)
Bunker put options	Interest and finance costs, net	—	564	1,244
Bunker call options	Interest and finance costs, net	909	(1,260)	—

Total		3,448	(1,926)	(10,430)

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

Recurring measurements:	December 31, 2016	December 31, 2015
Interest rate swaps	(1,030)	(8,887)
Bunker swaps	2,479	—
Bunker call options.	1,307	154

	2,756	(8,733)